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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08367

Evergreen Municipal Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a quarterly filing for 7 of its series, Evergreen Alabama Municipal Bond Fund, Evergreen Georgia Municipal Bond Fund, Evergreen High Income Municipal Bond Fund, Evergreen Maryland Municipal Bond Fund, Evergreen North Carolina Municipal Bond Fund, Evergreen South Carolina Municipal Bond Fund and Evergreen Virginia Municipal Bond Fund, for the quarter ended May 31, 2007. These 7 series have a August 31 fiscal year end.

Date of reporting period: May 31, 2007

Item 1 - Schedule of Investments

EVERGREEN HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 101.5%
COMMUNITY DEVELOPMENT DISTRICT 42.7%
Aberdeen, FL CDD Spl. Assmt. RB, 5.50%, 05/01/2036 ##	$5,000,000	$5,057,050
Amelia Walk, FL CDD Spl. Assmt. RB:
Ser. A, 5.50%, 05/01/2037	2,595,000	2,627,697
Ser. B, 5.20%, 05/01/2014	1,145,000	1,148,904
Anthem Park, FL CDD RB, 5.80%, 05/01/2036	985,000	1,023,839
Bartram Park, FL CDD Spl. Assmt. RB, 5.30%, 05/01/2035 ##	990,000	994,138
Bay Laurel, FL CDD Spl. Assmt. RB, 5.45%, 05/01/2037	3,570,000	3,602,451
Bayside, FL CDD Capital Impt. RB, Ser. A, 5.95%, 05/01/2008	69,000	69,466
Baywinds, FL CDD Spl. Assmt. RB, Ser. A, 5.25%, 05/01/2037	4,155,000	4,117,647
Bobcat Trail, FL CDD RB, Ser. A, 6.60%, 05/01/2021	1,085,000	1,097,054
ChampionsGate, FL CDD Capital Impt. RB:
Ser. A, 6.25%, 05/01/2020	2,700,000	2,782,080
Ser. B, 5.70%, 05/01/2010	1,550,000	1,550,635
Covington Park, FL CDD RB:
Ser. A, 6.25%, 05/01/2034	965,000	1,042,789
Ser. B, 5.30%, 11/01/2009	155,000	155,031
Creekside, FL CDD RB, 5.20%, 05/01/2038	1,545,000	1,538,094
Double Branch, FL CDD Spl. Assmt. RB, Ser. A, 6.70%, 05/01/2034	1,930,000	2,129,851
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 03/01/2026	2,945,000	3,037,974
East Homestead, FL CDD Spl. Assmt. RB, 5.375%, 05/01/2036	2,960,000	2,962,694
Eastlake Oaks, FL CDD RB, 7.75%, 05/01/2017	995,000	1,041,238
Fiddler’s Creek, FL CDD RB, Ser. A:
6.00%, 05/01/2016	1,475,000	1,522,377
6.375%, 05/01/2035	1,285,000	1,369,052
Fishhawk, FL CDD Spl. Assmt. RB, Ser. B, 5.00%, 11/01/2007	10,000	9,999
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	2,500,000	2,553,825
Grand Haven, FL CDD Spl. Assmt. RB, Ser. A, 6.90%, 05/01/2019	2,705,000	2,708,895
Heritage Harbor, FL CDD Recreational Facs. RB, 7.75%, 05/01/2023	665,000	666,217
Heritage Isle at Viera, FL CDD Spl. Assmt. RB, Ser. B, 5.00%, 11/01/2009	105,000	104,923
Heritage Isles, FL CDD:
Recreational Facs. RB, 7.10%, 10/01/2023	2,305,000	2,335,887
Spl. Assmt. RB, Ser. B, 6.00%, 05/01/2020	2,000,000	2,055,200
Heritage Lake Park, FL CDD Spl. Assmt. RB:
5.70%, 05/01/2036	965,000	993,419
Ser. B, 5.10%, 11/01/2009	1,380,000	1,378,965
Heritage Oak Park, FL CDD Spl. Assmt. RB, Ser. A, 6.50%, 05/01/2020	2,345,000	2,359,867
Heritage Pines, FL CDD Capital Impt. RB, Ser. A, 6.10%, 05/01/2020	2,115,000	2,116,755
Highlands, FL CDD Spl. Assmt. RB, 5.55%, 05/01/2036	3,950,000	4,012,963
Hollywood, FL Cmnty. Redev. Agcy. RB, 5.625%, 03/01/2024	4,000,000	4,249,600
Indian Trace, FL CDD:
Spl. Assmt. RB, Isles at Weston Proj., 5.50%, 05/01/2033	1,905,000	1,912,010
Water Mgmt., Spl. Benefit RB, 8.25%, 05/01/2011	1,790,000	1,916,267
Indigo, FL CDD Capital Impt. RB, Ser. C, 7.00%, 05/01/2030	3,000,000	3,034,800
Journey’s End, FL CDD Spl. Assmt. RB, 7.00%, 05/01/2031	2,190,000	2,325,736
K-Bar Ranch, FL CDD Spl. Assmt. RB, 5.45%, 05/01/2036	960,000	976,906
Lake Bernadette, FL CDD Spl. Assmt. RB, Pub. Impt., Ser. A, 8.00%, 05/01/2017	1,600,000	1,620,432
Lakeside Plantation, FL CDD RB, Ser. B, 6.95%, 05/01/2031	1,560,923	1,537,743
Landmark at Doral, FL CDD Spl. Assmt. RB, Ser. A, 5.50%, 05/01/2038	4,000,000	4,055,200
Lexington Oaks, FL CDD RB, Ser. A, 6.125%, 05/01/2019	690,000	694,009
Marshall Creek, FL CDD Spl. Assmt. RB:
6.625%, 05/01/2032	2,860,000	3,104,473
Ser. A, 7.65%, 05/01/2032	1,895,000	2,051,906
Mediterranea, FL CDD Spl. Assmt. RB, Ser. A, 5.60%, 05/01/2037	3,050,000	3,109,871
North Springs, FL Impt. Dist. Spl. Assmt. RB:
Heron Bay Assmt. Area, 5.20%, 05/01/2027	1,500,000	1,503,120
Heron Bay Proj., 7.00%, 05/01/2019	1,477,000	1,494,207
Parkland Country Club, 5.45%, 05/01/2026	4,880,000	4,967,645

1

EVERGREEN HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
COMMUNITY DEVELOPMENT DISTRICT continued
Northwood, FL CDD Spl. Assmt. RB, 7.60%, 05/01/2017	$1,010,000	$1,049,491
Orchid Grove, FL CDD Spl. Assmt. RB, 5.45%, 05/01/2036	3,700,000	3,723,162
Orlando, FL Spl. Assmt. RB, Conroy Road Interchange Proj., Ser. A:
5.50%, 05/01/2010	540,000	544,547
5.80%, 05/01/2026	5,000,000	5,105,700
Overoaks, FL CDD Capital Impt. RB:
8.25%, 05/01/2017	430,000	435,448
Ser. A, 6.125%, 05/01/2035	975,000	1,022,551
Ser. B, 5.125%, 05/01/2009	865,000	864,412
Palm Glades, FL CDD Spl. Assmt. RB, Ser. B, 4.85%, 05/01/2011	1,925,000	1,902,747
Pine Ridge Plantation, FL CDD Capital Impt. RB:
Ser. A, 5.40%, 05/01/2037	1,090,000	1,080,353
Ser. B, 5.00%, 05/01/2011	2,980,000	2,963,163
Poinciana, FL CDD Spl. Assmt. RB, Ser. A, 7.125%, 05/01/2031	4,660,000	4,880,092
Portico, FL CDD RB, 5.45%, 05/01/2037	5,000,000	5,073,800
Portofino Isles, FL CDD Spl. Assmt. RB, Portofino Ct. Proj., 5.60%, 05/01/2036	3,090,000	3,149,143
Portofino Vista, FL CDD Spl. Assmt. RB, Ser. A, 5.15%, 05/01/2037	3,570,000	3,479,465
Remington, FL CDD Spl. Assmt. RB, 6.95%, 05/01/2009	25,000	25,213
South Bay, FL CDD RB, Ser. B-2, 5.375%, 05/01/2013	6,265,000	6,196,398
Stoneybrook, FL CDD RB, Stoneybrook Golf Club, 7.00%, 10/01/2022	7,820,000	7,830,635
Tree Island Estates, FL CDD Spl. Assmt. RB, 5.90%, 05/01/2034	1,945,000	2,029,783
Tuscany Reserve, FL CDD RB:
Ser. A, 5.55%, 05/01/2036	4,000,000	4,070,120
Ser. B, 5.25%, 05/01/2016	1,465,000	1,459,785
Two Creek’s Cmnty., FL CDD Spl. Assmt. RB, 5.25%, 05/01/2037	2,185,000	2,162,123
Verandah, East Florida CDD RB, Ser. A, 5.40%, 05/01/2037	6,815,000	6,925,062
Verano, FL CDD RB, Cmnty. Infrastructure Proj.:
Ser. A, 5.375%, 05/01/2037	8,580,000	8,621,870
Ser. B, 5.00%, 11/01/2013	3,000,000	2,965,890
Watson Road Cmnty. Facs. Dist. Arizona Spl. Assmt. RB, 5.50%, 07/01/2016	700,000	728,903
West Village, FL CDD Spl. Assmt. RB, 5.50%, 05/01/2037	5,500,000	5,459,025
Westchase East, FL CDD Capital Impt. RB:
7.30%, 05/01/2018	1,115,000	1,115,580
7.50%, 05/01/2017	1,177,500	1,178,148
Winston Trails, FL CDD Spl. Obl. RB, Palm Beach Cmnty. Proj., 6.50%, 05/01/2031	2,965,000	3,085,320
World Commerce Ctr. Florida CDD Spl. Assmt. RB:
5.50%, 05/01/2038	2,000,000	2,001,420
Ser. A-1, 6.50%, 05/01/2036	3,000,000	3,201,810
Ser. A-2, 6.125%, 05/01/2035	2,680,000	2,844,418

		195,896,478

CONTINUING CARE RETIREMENT COMMUNITY 26.7%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RRB, Army Retirement Residence, 5.00%, 07/01/2033	760,000	765,958
Central Texas Hlth. Facs. Dev. Corp. RB:
Gleannloch Farms, Ser. A, 5.25%, 02/15/2016	780,000	789,883
Legacy at Willow Bend Proj., Ser. A, 5.25%, 11/01/2016	500,000	503,300
Erie Cnty., NY IDRB, Orchard Park, Inc. Proj., Ser. A:
5.00%, 11/15/2014	1,000,000	1,002,630
5.125%, 11/15/2016	1,585,000	1,595,350
Florida Capital Proj. Fin. Auth. RB, Glenridge on Palmer Ranch, 8.00%, 06/01/2032	3,000,000	3,558,090
Fulton Cnty., GA Residential Care Facs. RB:
First Mtge. Lenbrook Proj., Ser. A, 5.125%, 07/01/2037	10,000,000	10,081,800
Sr. Lien, RHA Assisted Living, Ser. A, 7.00%, 07/01/2029	3,360,000	3,516,038
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates, Ser. C, 7.25%, 11/15/2029	5,000,000	5,386,350
Hillsborough Cnty., FL IDA RB, Lakeshore Villas Proj., Ser. A, 6.70%, 07/01/2021	1,590,000	1,627,365

2

EVERGREEN HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
CONTINUING CARE RETIREMENT COMMUNITY continued
Illinois Fin. Auth. RRB, Central Baptist Vlg.:
5.00%, 11/15/2022 #	$500,000	$499,455
5.375%, 11/15/2027 #	750,000	762,278
5.375%, 11/15/2039 #	1,725,000	1,744,907
Iowa Fin. Auth. Sr. Living RB, Deerfield Retirement Cmnty., Inc., Ser. A, 5.25%, 11/15/2037	3,690,000	3,748,560
Lee Cnty., FL IDA Hlth. Care Facs. RB, Cypress Cove Hlth. Proj., Ser. A:
6.25%, 10/01/2017	3,365,000	3,441,419
6.375%, 10/01/2025	6,575,000	6,727,803
Manhattan, KS Hlth. Care Facs. RB, Meadowlark Hills Retirement, Ser. B:
5.125%, 05/15/2037	1,000,000	983,730
5.125%, 05/15/2042	2,250,000	2,207,250
Maryland Hlth. & Higher Edl. Facs. Auth. RB, King Farm Presbyterian Cmnty. Proj., Ser. B, 5.00%, 01/01/2017	635,000	637,165
Massachusetts Dev. Fin. Agcy. RB, Orchard Cove Proj., 5.25%, 10/01/2026	4,950,000	5,028,606
Medical Ctr. Hosp. Auth. Georgia RB, Spring Harbor Green Island Proj., 5.25%, 07/01/2037	2,400,000	2,421,768
North Carolina Med. Care Cmnty. Retirement Facs. RB, First Mtge. Brookwood, 5.25%, 01/01/2032	5,250,000	5,200,387
Orange Cnty., FL Hlth. Facs. Auth. RB, Orlando Lutheran:
5.375%, 07/01/2020	2,355,000	2,341,765
5.70%, 07/01/2026	2,000,000	2,042,980
Palm Beach Cnty., FL Hlth. Facs. Auth. RB:
Abbey Delray South Proj., 5.50%, 10/01/2011	2,750,000	2,752,090
Waterford Proj.:
5.30%, 10/01/2007	990,000	990,733
5.50%, 10/01/2015	6,500,000	6,503,900
Peninsula Port Auth. of Virginia RRB, Residential Care Facs., Baptist Homes, Ser. C, 5.40%, 12/01/2033	5,410,000	5,580,307
Prince William Cnty., VA IDA RB, Residential Care Facs., Westminster Lake, 4.875%, 01/01/2020	2,500,000	2,498,725
Prince William Cnty., VA IDA RRB, Residential Care Facs., First Mtge. Westminster Lake, 5.125%, 01/01/2026	2,500,000	2,542,500
St. John’s Cnty., FL IDA RB:
Bayview Proj., Ser A:
5.20%, 10/01/2027	1,130,000	1,137,108
5.25%, 10/01/2041	3,625,000	3,654,942
Glenmoor Proj., Ser. A:
5.25%, 01/01/2026	1,120,000	1,124,861
8.00%, 01/01/2020	5,000,000	5,506,000
8.00%, 01/01/2023	4,500,000	4,955,400
Presbyterian Retirement Cmnty., Ser. A, 5.625%, 08/01/2034	7,440,000	7,748,090
St. John’s Cnty., FL IDA RRB, Glenmoor Proj., Ser. A, 5.375%, 01/01/2040	2,500,000	2,521,600
Washington Hsg. Fin. Commission RB, Skyline at First Hill Proj., Ser. A:
5.625%, 01/01/2027	4,000,000	4,120,440
5.625%, 01/01/2038	4,100,000	4,167,199

		122,418,732

EDUCATION 0.7%
Volusia Cnty., FL Edl. Facs. Auth. RB, Embry-Riddle Aeronautical Univ., Ser. A, 5.75%, 10/15/2029	3,180,000	3,282,428

GENERAL OBLIGATION – STATE 0.6%
Prairie Ctr., CO GO, Metro. Dist. No. 3 Property Tax, Ser. A, 5.25%, 12/15/2021	2,700,000	2,732,265

HOSPITAL 12.9%
Allegheny Cnty., PA Hosp. Dev. Auth. RB, West Penn Allegheny Hlth. Sys., Ser. A, 5.375%, 11/15/2040 #	10,000,000	10,170,200
South Miami, FL Hlth. Facs. Auth. Hosp. RB, Baptist Hlth. South Florida Group Proj., 5.75%, 11/15/2033	3,000,000	3,270,000
California Statewide CDA RB, Valleycare Hlth. Sys., Ser A, 5.125%, 07/15/2031	2,250,000	2,248,313
Garden City, MI Hosp. Fin. Auth. RRB, Ser. A, 5.00%, 08/15/2038	7,850,000	7,763,728

3

EVERGREEN HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Hillsborough Cnty., FL IDA Hosp. RB, Tampa Gen. Hosp. Proj.:
Ser. A, 5.25%, 10/01/2024	$3,000,000	$3,084,330
Ser. B, 5.25%, 10/01/2028	5,000,000	5,129,500
Jacksonville, FL Hlth. Facs. Auth. RB, First Mtge. Mental Hlth., Ser. A, 7.00%, 10/01/2029	3,770,000	3,765,288
Kerrville, TX Hlth. Facs. Dev. Corp. RB, Sid Peterson Mem. Hosp. Proj., 5.375%, 08/15/2035	5,000,000	5,172,000
Maryland Hlth. & Higher Edl. Auth. RB, King Farm Presbyterian Cmnty. Proj., Ser. A, 5.30%, 01/01/2037	4,250,000	4,352,127
Orange Cnty., FL Hlth. Facs. Auth. RRB, Lakeside Alternatives, Inc., 6.50%, 07/01/2013	935,000	981,039
Tampa, FL Hosp. RB, H. Lee Moffitt Cancer Ctr., Ser. A, 5.75%, 07/01/2019	1,500,000	1,549,290
Tarrant Cnty., TX Cultural Ed. Facs. Corp. Hosp. RB, 6.375%, 11/01/2036	8,500,000	8,426,900
West Orange, FL Hlth. Care Dist. of Florida RB, Ser. A, 5.80%, 02/01/2031	3,000,000	3,150,450

		59,063,165

HOUSING 0.6%
Orange Cnty., FL HFA MHRB, Buena Vista Place II, Ser. I, 6.90%, 07/01/2039	2,845,000	2,967,307

INDUSTRIAL DEVELOPMENT REVENUE 2.9%
Hillsborough Cnty., FL IDRB, Lakeshore Villas Proj., Ser. A:
6.50%, 07/01/2029	2,985,000	3,022,551
6.75%, 07/01/2029	2,380,000	2,431,146
Mission, TX Econ. Dev. Corp. Solid Waste Disposal RB, Allied Waste, Inc. Proj., Ser. A, 5.20%, 04/01/2018	8,000,000	8,032,960

		13,486,657

MISCELLANEOUS REVENUE 3.0%
Confluence Metro. Dist. of Colorado Tax Supported RB, 5.45%, 12/01/2034	3,000,000	3,040,710
Maryland Energy Fin. Admin. Ltd. Obl. RB, Recycling Office Paper Sys. Proj., Ser. A, 7.50%, 09/01/2015	3,280,000	3,668,450
Seneca Nation of the Indians, New York Capital Impt. Auth. Spl. Obl. RB:
5.00%, 12/01/2023, 144A	6,000,000	6,046,980
5.25%, 12/01/2016, 144A	1,000,000	1,035,550

		13,791,690

PUBLIC FACILITIES 1.5%
Madison Cnty., FL RB, First Mtge. Twin Oaks Proj., Ser. A, 6.00%, 07/01/2025	2,340,000	2,414,927
Southwestern Illinois Dev. Auth. RB, Local Govt. Program, Vlg. of Sauget Proj., 5.625%, 11/01/2026	4,300,000	4,353,062

		6,767,989

SPECIAL TAX 1.5%
New Kent Cnty., VA CDA Spl. Assmt. RB, New Kent Farm Proj.:
Ser. A, 5.125%, 03/01/2036	3,785,000	3,808,240
Ser. B, 5.45%, 03/01/2036	2,665,000	2,676,273
North Springs, FL Impt. Dist. Spl. Assmt. RB, Ser. A, 7.00%, 05/01/2019	300,000	303,495

		6,788,008

TOBACCO REVENUE 3.3%
Golden State Tobacco Securitization Corp. of California Tobacco Settlement RB, Ser. A:
5.125%, 06/01/2047	10,000,000	9,915,900
5.75%, 06/01/2047	5,000,000	5,290,300

		15,206,200

TRANSPORTATION 2.9%
New York Hwy. Impt. MTC, Toll Revenue, Ser. 7010, Class B, FRN, 12.67%, 06/28/2019	2,335,000	4,288,905
Triborough Bridge & Tunnel Auth. New York RB, Ser. B, 5.00%, 01/01/2014 ‡	8,545,000	9,090,319

		13,379,224

4

EVERGREEN HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY 0.5%
Crossings at Fleming Island, FL CDD Util. RB:
6.75%, 10/01/2025	$1,375,000	$1,449,264
7.375%, 10/01/2019	785,000	794,396

		2,243,660

WATER & SEWER 1.7%
Northern Palm Beach Cnty., FL Water Ctl. & Impt. Dist. Spl. Assmt. RB:
Unit Dev. No. 05-B, 6.00%, 08/01/2025	2,015,000	2,122,238
Unit Dev. No. 09-B:
5.90%, 08/01/2019	1,000,000	1,051,160
6.00%, 08/01/2029	2,600,000	2,738,372
Unit Dev. No. 44-A, 6.60%, 08/01/2031	1,815,000	1,927,639

		7,839,409

Total Municipal Obligations (cost $455,257,559)		465,863,212

	Shares	Value

SHORT-TERM INVESTMENTS 1.7%
MUTUAL FUND SHARES 1.7%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.73% q ø ## (cost $7,819,826)	7,819,826	7,819,826

Total Investments (cost $463,077,385) 103.2%		473,683,038
Other Assets and Liabilities (3.2%)		(14,898,838)

Net Assets 100.0%		$458,784,200

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

CDA	Community Development Authority
CDD	Community Development District
FRN	Floating Rate Note
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MHRB	Multifamily Housing Revenue Bond
MTC	Municipal Trust Certificates
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond

5

EVERGREEN HIGH INCOME MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)

The following table shows the percent of total investments by geographic location as of May 31, 2007:

Florida	61.4%
Texas	5.0%
New York	4.9%
Georgia	4.5%
Virginia	4.3%
California	3.7%
Maryland	2.4%
Pennsylvania	2.1%
Washington	1.8%
Michigan	1.6%
Illinois	1.6%
Colorado	1.2%
North Carolina	1.1%
Massachusetts	1.1%
Iowa	0.8%
Kansas	0.7%
Arizona	0.2%
Non-state specific	1.6%

100.0%

At May 31, 2007, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes Outstanding	Interest Rate	Collateral for Floating-Rate Notes Outstanding
$4,575,000	0.42%	$9,090,319

On May 31, 2007, the aggregate cost of securities for federal income tax purposes was $463,077,385. The gross unrealized appreciation and depreciation on securities based on tax cost was $11,425,913 and $820,260, respectively, with a net unrealized appreciation of $10,605,653.

6

EVERGREEN ALABAMA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 96.1%
COMMUNITY DEVELOPMENT DISTRICT 2.7%
Henderson, NV Local Impt. Dist. RB, 4.90%, 03/01/2017	$1,000,000	$1,007,020

CONTINUING CARE RETIREMENT COMMUNITY 7.9%
Bexar Cnty., TX Hlth. Facs. Dev. Corp. RRB, Army Retirement Residence, 5.00%, 07/01/2027	1,000,000	1,013,400
Houston Cnty., AL Hlth. Care Auth. RB, Ser. A, 5.25%, 10/01/2030	1,000,000	1,069,220
North Carolina Med. Care Cmnty. Hlth. Care Facs. RRB, First Mtge. of Salemtowne:
4.50%, 10/01/2012	575,000	573,620
4.625%, 10/01/2013	310,000	310,369

		2,966,609

EDUCATION 14.3%
Alabama Pub. Sch. & College Auth. RB:
Ser. A, 5.00%, 02/01/2012	1,165,000	1,208,734
Ser. C, 5.00%, 05/01/2012, (Insd. by FSA)	1,000,000	1,044,610
Baldwin Cnty., AL Board of Ed. RB Warrants, 5.00%, 06/01/2022, (Insd. by AMBAC)	1,000,000	1,043,770
Troy, AL Pub. Edl. Bldg. Auth. RB, Troy Univ. Hsg. Proj., Ser. A, 5.00%, 09/01/2026	1,000,000	1,049,780
University of South Alabama RRB, Capital Impt. Proj., 5.00%, 03/15/2023, (Insd. by FGIC)	1,000,000	1,044,960

		5,391,854

GENERAL OBLIGATION – STATE 3.0%
Puerto Rico Pub. Impt. Refunding GO, Ser. A, 5.50%, 07/01/2016, (Insd. by MBIA)	1,020,000	1,135,535

HOSPITAL 37.1%
Alabama Hlth. Care Facs. RB, DCH Hlth. Care Auth., 5.125%, 06/01/2036	2,500,000	2,566,175
Birmingham, AL Spl. Care Facs. Fin. Auth. RB, Baptist Hlth. Sys., Inc., Ser. A, 5.25%, 11/15/2020	1,000,000	1,030,250
Huntsville, AL Hlth. Care Auth. RB:
Ser. A, 4.45%, 06/01/2032	1,000,000	999,000
Ser. B, 5.75%, 06/01/2032	3,020,000	3,287,874
Montgomery, AL Med. Clinic Board of Hlth. Care Facs. RB, Jackson Hosp. & Clinic:
5.25%, 03/01/2031	2,000,000	2,036,340
5.25%, 03/01/2036	1,000,000	1,018,170
Pell City, AL Spl. Care Facs. Fin. Auth. RB, Noland Hlth. Svcs., Inc., Ser. A, 5.25%, 12/01/2027	2,000,000	2,035,560
University of Alabama RB, Univ. Hosp., Ser. A, 5.40%, 09/01/2013, (Insd. by MBIA)	1,000,000	1,056,010

		14,029,379

HOUSING 2.6%
Alabama Hsg. Fin. Auth. SFHRB, Ser. C, 4.375%, 10/01/2022	1,000,000	994,970

INDUSTRIAL DEVELOPMENT REVENUE 6.7%
Courtland, AL IDA PCRB, Intl. Paper Co. Proj., Ser. A, 5.00%, 06/01/2025	1,500,000	1,518,735
Mission, TX Econ. Dev. Corp. Solid Waste Disposal RB, Allied Waste, Inc., Ser. A, 5.20%, 04/01/2018	1,000,000	1,004,120

		2,522,855

MISCELLANEOUS REVENUE 2.9%
Montgomery Cnty., AL Pub. Bldg. Auth. RB, Warrants Facs. Proj., 5.00%, 03/01/2021, (Insd. by MBIA)	1,050,000	1,103,057

SPECIAL TAX 9.8%
Commonwealth of Puerto Rico Infrastructure Fin. Auth. Spl. Tax RB, Ser. B, 5.00%, 07/01/2018	1,000,000	1,050,220
Hoover, AL Board of Ed. TAN Warrants, 5.00%, 02/15/2015, (Insd. by MBIA)	1,000,000	1,045,460
Virgin Islands Pub. Fin. Auth. RB, 5.25%, 10/01/2022	1,515,000	1,599,734

		3,695,414

WATER & SEWER 9.1%
Alabama Drinking Water Fin. Auth. RB, Ser. A:
4.65%, 08/15/2011, (Insd. by AMBAC)	1,125,000	1,157,377
5.125%, 08/15/2016, (Insd. by AMBAC)	1,075,000	1,128,643
Mobile, AL Water & Sewer RB, 5.25%, 01/01/2016, (Insd. by FGIC)	1,100,000	1,160,324

		3,446,344

Total Municipal Obligations (cost $36,083,516)		36,293,037

1

EVERGREEN ALABAMA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 2.8%
MUTUAL FUND SHARES 2.8%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.73% q ø (cost $1,070,290)	1,070,290	$1,070,290

Total Investments (cost $37,153,806) 98.9%		37,363,327
Other Assets and Liabilities 1.1%		422,041

Net Assets 100.0%		$37,785,368

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TAN	Tax Anticipation Note

The following table shows the percent of total investments by geographic location as of May 31, 2007:

Alabama	73.8%
Puerto Rico	5.8%
Texas	5.4%
Virgin Islands	4.3%
Nevada	2.7%
Nebraska	2.7%
North Carolina	2.4%
Non-state specific	2.9%

100.0%

On May 31, 2007, the aggregate cost of securities for federal income tax purposes was $37,153,806. The gross unrealized appreciation and depreciation on securities based on tax cost was $402,938 and $193,417, respectively, with a net unrealized appreciation of $209,521.

2

EVERGREEN MARYLAND MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 97.9%
COMMUNITY DEVELOPMENT DISTRICT 3.5%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	$349,000	$356,388
6.625%, 07/01/2025	1,000,000	1,021,530
Maryland Cmnty. Dev. Admin. RB, Ser. B, 5.50%, 09/01/2031	970,000	1,012,583

		2,390,501

CONTINUING CARE RETIREMENT COMMUNITY 6.4%
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Edenwald, Ser. A:
5.20%, 01/01/2024	1,000,000	1,019,530
5.40%, 01/01/2037	1,200,000	1,238,184
King Farm Presbyterian Cmnty., Ser. A, 5.25%, 01/01/2027	2,000,000	2,049,860

		4,307,574

EDUCATION 21.9%
Annapolis, MD EDA RB, St. John’s College Facs., 5.50%, 10/01/2018	1,230,000	1,257,675
Maryland Econ. Dev. Corp. RB, Univ. of Maryland College Park Proj.:
5.375%, 07/01/2016	1,130,000	1,194,060
6.00%, 06/01/2021	1,000,000	1,113,080
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Board of Child Care:
5.50%, 07/01/2013	550,000	583,434
5.625%, 07/01/2020	680,000	716,598
5.625%, 07/01/2022	280,000	294,938
Goucher College, 5.375%, 07/01/2025	1,450,000	1,541,524
Johns Hopkins Univ., Ser. A, 5.00%, 07/01/2038	500,000	517,455
Loyola College, Ser. A, 5.125%, 10/01/2045	1,575,000	1,634,913
Maryland Institute College of Art, 5.50%, 06/01/2021	530,000	549,011
Washington Christian Academy, 5.50%, 07/01/2038	1,200,000	1,222,308
Maryland Indl. Dev. Fin. Auth. EDRB, Our Lady of Good Counsel Sch., Ser. A:
5.50%, 05/01/2020	840,000	883,966
6.00%, 05/01/2035	1,000,000	1,070,740
St. Mary’s College, Maryland Academic & Auxiliary Fee RB, 5.00%, 09/01/2023	1,045,000	1,103,457
University of Maryland Sys. Auxiliary Facs. & Tuition RRB, Ser. A, 5.00%, 04/01/2014	1,000,000	1,065,070

		14,748,229

ELECTRIC REVENUE 1.5%
Puerto Rico Elec. Power Auth. RB, Ser. TT, 5.00%, 07/01/2020	1,000,000	1,051,730

GENERAL OBLIGATION – LOCAL 10.1%
Anne Arundel Cnty., MD GO, Cons. Gen. Impt., 5.00%, 03/01/2017	1,000,000	1,075,220
Frederick Cnty., MD Pub. Facs. GO, 5.00%, 12/01/2015	500,000	524,040
Montgomery Cnty., MD GO, Pub. Impt. Proj., Ser. A, 5.00%, 07/01/2018	2,500,000	2,671,125
Prince George’s Cnty., MD GO, Pub. Impt. Proj.:
5.125%, 10/01/2012	1,240,000	1,302,183
5.25%, 10/01/2019	1,150,000	1,208,133

		6,780,701

HOSPITAL 23.7%
Baltimore Cnty., MD RB, Catholic Hlth. Initiatives, Ser. A, 5.00%, 09/01/2036	1,500,000	1,544,685
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Carroll Cnty. Gen. Hosp.:
6.00%, 07/01/2016	915,000	984,879
6.00%, 07/01/2017	830,000	891,428
6.00%, 07/01/2020	1,485,000	1,592,811
Catholic Hlth. Initiatives, 6.00%, 12/01/2013	1,200,000	1,269,348
Lifebridge Hlth., Ser. A, 5.25%, 07/01/2020	1,000,000	1,046,260
Peninsula Regl. Med. Ctr., 5.00%, 07/01/2020	1,700,000	1,761,455

1

EVERGREEN MARYLAND MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Union Hosp. of Cecil Cnty.:
4.80%, 07/01/2011	$330,000	$334,755
5.50%, 07/01/2022	350,000	367,514
5.75%, 07/01/2020	500,000	532,300
Univ. of Maryland Med. Sys. Proj.:
5.75%, 07/01/2017	1,300,000	1,380,938
5.75%, 07/01/2021	1,000,000	1,053,350
6.625%, 07/01/2020	1,000,000	1,089,110
Pennsylvania Higher Edl. Facs. Auth. RB, Univ. of Pennsylvania Med. Ctr. Hlth. Sys., Ser. A, 6.00%, 01/15/2022	2,000,000	2,146,660

		15,995,493

HOUSING 6.5%
Howard Cnty., MD MHRRB, Chase Glen Proj., 4.90%, 07/01/2024	1,000,000	1,009,350
Maryland CDA Dept. of Hsg. & Cmnty. Dev. RB, Ser. A:
5.50%, 07/01/2022	1,000,000	1,032,110
5.875%, 07/01/2021	500,000	511,245
Montgomery Cnty., MD Hsg. Opportunities MHRB:
Aston Woods Apts., Ser. A, 4.90%, 05/15/2031, (Insd. by FNMA)	1,050,000	1,074,192
Cmnty. Hsg., Ser. A:
5.10%, 11/01/2015	250,000	259,027
5.35%, 07/01/2021	500,000	511,555

		4,397,479

INDUSTRIAL DEVELOPMENT REVENUE 6.2%
Maryland Econ. Dev. Corp. Solid Waste Disposal RB, Waste Mgmt., Inc. Proj., 4.60%, 04/01/2016	2,500,000	2,476,425
Prince George’s Cnty., MD PCRRB, Potomac Elec. Proj., 5.75%, 03/15/2010	1,600,000	1,679,552

		4,155,977

LEASE 2.2%
Howard Cnty., MD COP, Agricultural Land Preservation No. 90-23, Ser. A, 8.00%, 08/15/2020	308,000	422,924
Prince George’s Cnty., MD Lease RB, 5.125%, 06/30/2016	1,000,000	1,061,850

		1,484,774

MISCELLANEOUS REVENUE 3.4%
Anne Arundel Cnty., MD Spl. Obl. RB, Arundel Mills Proj., 7.10%, 07/01/2029	1,000,000	1,082,540
Maryland Energy Fin. Admin. RB, Recycling Office Paper Sys. Proj., Ser. A, 7.50%, 09/01/2015	1,075,000	1,202,312

		2,284,852

SOLID WASTE 0.1%
North East, MD Waste Disposal Auth. RB, Montgomery Cnty. Resource Recovery Proj., Ser. A, 6.00%, 07/01/2007	50,000	50,057

TRANSPORTATION 0.5%
District of Columbia Metro. Area Trans. Auth. RB, 6.00%, 07/01/2010, (Insd. by FGIC)	300,000	319,200

WATER & SEWER 11.9%
Baltimore, MD RRB, Water Proj., Ser. A:
5.80%, 07/01/2015, (Insd. by FGIC)	1,500,000	1,634,550
6.00%, 07/01/2015, (Insd. by FGIC)	1,000,000	1,098,030
Washington, DC Suburban Sanitary Dist. RRB, Sewer Disposal Proj., 5.00%, 06/01/2012	5,000,000	5,275,550

		8,008,130

Total Municipal Obligations (cost $64,241,323)		65,974,697

2

EVERGREEN MARYLAND MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 0.6%
MUTUAL FUND SHARES 0.6%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.73% q ø (cost $408,264)	408,264	$408,264

Total Investments (cost $64,649,587) 98.5%		66,382,961
Other Assets and Liabilities 1.5%		977,962

Net Assets 100.0%		$67,360,923

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
GO	General Obligation
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of May 31, 2007:

Maryland	94.1%
Pennsylvania	3.2%
Virginia	1.6%
District of Columbia	0.5%
Non-state specific	0.6%

100.0%

On May 31, 2007, the aggregate cost of securities for federal income tax purposes was $64,649,587. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,916,958 and $183,584, respectively, with a net unrealized appreciation of $1,733,374.

3

EVERGREEN GEORGIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 100.5%
COMMUNITY DEVELOPMENT DISTRICT 1.1%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	$750,000	$766,148
Henderson, NV Pub. Impt. Dist. RB, 5.25%, 09/01/2026	1,000,000	1,015,180

		1,781,328

CONTINUING CARE RETIREMENT COMMUNITY 7.0%
Fulton Cnty., GA Residential Care Facs. RB:
Canterbury Ct. Proj., 6.20%, 10/01/2019	995,000	1,063,456
First Mtge. Lenbrook Proj., Ser. A, 5.00%, 07/01/2027	4,000,000	4,006,120
RHA Assisted Living, Sr. Lien, Ser. A, 6.90%, 07/01/2019	3,175,000	3,320,447
Gainesville & Hall Cnty., GA Dev. Auth. RB, Sr. Living Facs., Lanier Vlg. Estates, Ser. C, 7.25%, 11/15/2029	1,000,000	1,077,270
Peninsula Port Auth. of Virginia Residential Care Facs. RRB, Virginia Baptist Homes, Ser. C, 5.40%, 12/01/2033	1,000,000	1,031,480
Suffolk, VA IDA Retirement Facs. RRB, First Mtge. Lake Prince Ctr., 5.15%, 09/01/2024	725,000	735,868

		11,234,641

EDUCATION 9.9%
Atlanta, GA Dev. Auth. RB, TUFF, Advanced Tech. Dev. Ctr. Proj., Ser. A, 5.625%, 07/01/2018	2,640,000	2,784,540
Atlanta, GA Urban Residential Fin. Auth. RRB, Morehouse College Proj., 5.70%, 12/01/2010, (Insd. by MBIA)	510,000	514,774
Barnesville-Lamar Cnty., GA IDA Student Hsg. Facs. RB, Gordon College Properties, Ser. A, 5.00%, 08/01/2025	2,000,000	2,061,800
Fulton Cnty., GA Dev. Auth. RB:
Georgia Tech Foundation SAC II Proj., Ser. A:
5.75%, 11/01/2013	1,200,000	1,288,728
5.75%, 11/01/2017	1,950,000	2,090,907
TUFF, Morehouse College Proj., Ser. A, 5.50%, 02/01/2022, (Insd. by AMBAC)	1,000,000	1,061,040
Gainesville, GA Redev. Auth. Edl. Facs. RRB, Riverside Military Academy Proj.:
5.125%, 03/01/2027	3,500,000	3,564,260
5.125%, 03/01/2037	1,000,000	1,014,100
Georgia Private Colleges & Univ. Auth. RB, Mercer Univ. Proj., 5.75%, 10/01/2021	500,000	543,935
Georgia Private Colleges & Univ. Auth. RRB, Mercer Univ. Proj., Ser. A, 5.25%, 10/01/2020	1,000,000	1,018,130

		15,942,214

ELECTRIC REVENUE 3.0%
Coweta Cnty., GA Dev. Auth. PCRRB, Georgia Power Co. Plant Yates Proj., 4.35%, 09/01/2018, (Insd. by AMBAC)	2,000,000	2,004,840
Georgia Muni. Elec. Auth. Power RB:
Ser. B, 6.25%, 01/01/2017, (Insd. by MBIA)	1,000,000	1,168,060
Ser. EE, 7.25%, 01/01/2024, (Insd. by AMBAC)	400,000	537,444
Georgia Muni. Elec. Auth. Power RRB, Proj. One, Ser. A, 5.25%, 01/01/2013, (Insd. by MBIA)	1,000,000	1,066,080

		4,776,424

GENERAL OBLIGATION – LOCAL 2.8%
Cartersville, GA GO, 6.70%, 01/01/2012	120,000	128,155
Forsyth Cnty., GA Sch. Dist. GO, 6.75%, 07/01/2016	2,000,000	2,348,380
Henry Cnty., GA Sch. Dist. GO:
5.125%, 08/01/2014	1,000,000	1,045,850
Ser. A, 6.45%, 08/01/2011	1,000,000	1,058,680

		4,581,065

GENERAL OBLIGATION – STATE 1.3%
Georgia GO, Ser. A, 6.00%, 04/01/2015	1,780,000	2,033,347

HOSPITAL 12.5%
Brunswick & Glynn Cnty., GA Mem. Hosp. Auth. RB, 2005 Anticipation Cert., Southeast Georgia Hlth. Sys. Proj., 6.00%, 08/01/2016, (Insd. by MBIA)	510,000	520,996
Coffee Cnty., GA Hosp. Auth. RRB, Coffee Regl. Med. Ctr. Proj.:
5.00%, 12/01/2026	2,900,000	2,932,538
5.25%, 12/01/2022	3,690,000	3,807,637

1

EVERGREEN GEORGIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Gainesville & Hall Cnty., GA Hosp. Auth. RB, Anticipation Cert., Northeast Georgia Hlth. Sys., Inc. Proj.:
5.50%, 05/15/2021	$500,000	$515,910
6.00%, 05/15/2014, (Insd. by MBIA)	595,000	622,322
Georgia Med. Ctr. Hosp. Auth. RB, Columbus Regl. Hlth. Care Sys., 6.10%, 08/01/2014, (Insd. by MBIA)	2,000,000	2,121,620
Georgia Med. Ctr. Hosp. Auth. RRB, Spring Harbor Green Island Proj., 5.25%, 07/01/2027	2,625,000	2,670,124
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RB, 5.50%, 05/01/2032	1,500,000	1,577,325
Macon-Bibb Cnty., GA Hosp. Auth. RB, Anticipation Cert., The Med. Ctr. of Central Georgia Proj., Ser. A, 5.30%, 08/01/2011, (Insd. by FGIC)	1,000,000	1,045,770
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Union Hosp. of Cecil Cnty., 5.00%, 07/01/2035	1,425,000	1,447,672
Valdosta & Lowndes Cnty., GA Hosp. Auth. RB, South Georgia Med. Ctr. Proj.:
5.00%, 10/01/2022	1,740,000	1,796,619
5.00%, 10/01/2026	1,000,000	1,028,400

		20,086,933

HOUSING 22.7%
Atlanta, GA Dev. Auth. Student Hsg. Facs. RB, Georgia State Univ., Piedmont Ellis, LLC Proj., Ser. A, 5.00%, 09/01/2035, (Insd. by XL Capital, Ltd.)	11,000,000	11,444,070
Atlanta, GA Urban Residential Fin. Auth SFHRB, Ser. A, 4.50%, 12/01/2032	1,883,000	1,872,248
Georgia HFA SFHRB:
Ser. A, 4.75%, 12/01/2027	2,480,000	2,448,008
Sub. Ser. A-2, 5.45%, 12/01/2022	5,450,000	5,575,459
Sub. Ser. B-2, 5.35%, 12/01/2022	2,085,000	2,139,231
Sub. Ser. C-2, 4.45%, 12/01/2021	5,700,000	5,536,239
Sub. Ser. D-2, 5.50%, 06/01/2017	715,000	734,427
Sub. Ser. D-4, 5.65%, 06/01/2021	595,000	600,295
Richmond Cnty., GA Dev. Auth. Student Hsg. Facs. RB, Augusta State Univ. Jaguar Student Hsg., LLC Proj., Ser. A:
5.25%, 02/01/2035	2,000,000	2,078,440
5.375%, 02/01/2025	3,870,000	4,072,014

		36,500,431

INDUSTRIAL DEVELOPMENT REVENUE 4.2%
Cartersville, GA Dev. Auth. RB, Water & Wastewater Facs., 7.40%, 11/01/2010	1,120,000	1,233,400
Cobb Cnty., GA Dev. Auth. Solid Waste Disposal RB, Georgia Waste Mgmt. Proj., Ser. A, 5.00%, 04/01/2033	1,000,000	1,004,920
Richmond Cnty., GA Dev. Auth. Env. Impt. RB, Intl. Paper Co. Proj., Ser. A, 5.00%, 08/01/2030	3,000,000	3,012,090
Savannah, GA EDA Solid Waste & Sewer Disposal RB, Georgia Waste Mgmt. Proj., Ser. A, 5.50%, 07/01/2016	1,500,000	1,587,825

		6,838,235

LEASE 12.3%
Berkeley Cnty., SC Sch. Dist. Installment Lease RB, Securing Assets for Ed., 5.25%, 12/01/2024	4,000,000	4,197,320
Clayton Cnty., GA Dev. Auth. RB, TUFF, Archives Proj., Ser. A:
5.375%, 07/01/2019, (Insd. by MBIA)	1,170,000	1,242,739
5.375%, 07/01/2020, (Insd. by MBIA)	1,285,000	1,364,888
College Park, GA Business & IDA RB, Civic Ctr. Proj., 5.75%, 09/01/2020, (Insd. by AMBAC)	1,825,000	1,960,360
Fulton Cnty., GA Facs. Corp. COP, Georgia Pub. Purpose Proj., 5.50%, 11/01/2018, (Insd. by AMBAC)	1,000,000	1,057,140
Georgia Muni. Assn. COP, City Ct. Atlanta Proj.:
5.50%, 12/01/2016, (Insd. by AMBAC)	2,175,000	2,349,218
5.50%, 12/01/2017, (Insd. by AMBAC)	2,220,000	2,381,083
5.50%, 12/01/2018, (Insd. by AMBAC)	2,500,000	2,686,575
5.50%, 12/01/2019, (Insd. by AMBAC)	2,340,000	2,514,634

		19,753,957

2

EVERGREEN GEORGIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED 1.9%
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys., 5.50%, 07/01/2018	$500,000	$533,790
Commonwealth of Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	500,000	530,995
DeKalb Cnty., GA Sch. Dist. GO, Ser. A, 6.25%, 07/01/2011	500,000	544,925
Fulton Cnty., GA Water & Sewer ETM RRB, 6.375%, 01/01/2014, (Insd. by FGIC)	390,000	430,396
Puerto Rico Tobacco Settlement RB, Children’s Trust Fund, 5.75%, 07/01/2020	1,060,000	1,091,016

		3,131,122

PUBLIC FACILITIES 0.8%
Cobb Cnty., GA Coliseum & Exhibit Hall Auth. RRB, 5.50%, 10/01/2012, (Insd. by MBIA)	1,250,000	1,319,350

SPECIAL TAX 2.1%
Horry Cnty., SC Hospitality Fee Spl. Obl. RB, 6.00%, 04/01/2014	1,305,000	1,381,160
New Kent Cnty., VA CDA Spl. Assmt. RB, New Kent Farm Proj., Ser. A, 5.125%, 03/01/2036	1,000,000	1,006,140
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	1,000,000	1,025,560

		3,412,860

TRANSPORTATION 2.7%
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj., 5.75%, 10/01/2024, (Insd. by ACA)	2,000,000	2,180,700
Metropolitan Atlanta Rapid Transit Auth. of Georgia Sales Tax RRB, Ser. P, 6.25%, 07/01/2011, (Insd. by AMBAC)	2,000,000	2,144,500

		4,325,200

WATER & SEWER 16.2%
Augusta, GA Water & Sewer RB:
5.15%, 10/01/2015, (Insd. by FSA)	2,250,000	2,357,775
5.25%, 10/01/2017, (Insd. by FSA)	1,980,000	2,081,495
Clayton Cnty., GA Water & Sewer RB:
5.00%, 05/01/2013	1,760,000	1,845,553
6.25%, 05/01/2016	2,000,000	2,147,320
Cobb Cnty. & Marietta, GA Water Auth. RB, 5.25%, 11/01/2021	2,135,000	2,296,022
Coweta Cnty., GA Dev. Auth. RB, Newnan Water, Sewer & Light Commission:
5.00%, 07/01/2020, (Insd. by MBIA) ‡	1,255,000	1,324,754
5.00%, 07/01/2021, (Insd. by MBIA) ‡	1,095,000	1,153,183
5.00%, 07/01/2022, (Insd. by MBIA) ‡	2,490,000	2,616,613
5.00%, 07/01/2023, (Insd. by MBIA) ‡	2,615,000	2,742,794
5.00%, 07/01/2024, (Insd. by MBIA) ‡	2,745,000	2,873,880
Gainesville, GA Water & Sewer RRB, 5.25%, 11/15/2010, (Insd. by FGIC)	1,000,000	1,033,160
Jackson Cnty., GA Water & Sewer Auth. RB, Ser. A, 5.75%, 09/01/2017, (Insd. by AMBAC)	1,530,000	1,644,107
Virgin Islands Water & Power Auth. Elec. Sys. RRB:
5.25%, 07/01/2008	750,000	755,220
5.30%, 07/01/2018	1,250,000	1,267,300

		26,139,176

Total Municipal Obligations (cost $157,356,816)		161,856,283

	Shares	Value

SHORT-TERM INVESTMENTS 1.4%
MUTUAL FUND SHARES 1.4%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.73% q ø (cost $2,259,076)	2,259,076	2,259,076

Total Investments (cost $159,615,892) 101.9%		164,115,359
Other Assets and Liabilities (1.9%)		(3,082,498)

Net Assets 100.0%		$161,032,861

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

3

EVERGREEN GEORGIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)

Summary of Abbreviations

ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
TUFF	The University Financing Foundation, Inc.

The following table shows the percent of total investments by geographic location as of May 31, 2007:

Georgia	86.1%
South Carolina	4.4%
Virginia	2.0%
Virgin Islands	1.9%
Maryland	1.3%
Florida	1.3%
Puerto Rico	1.0%
Nevada	0.6%
Non-state specific	1.4%

100.0%

At May 31, 2007, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes Outstanding	Interest Rate	Collateral for Floating-Rate Notes Outstanding
$5,100,000	1.03%	$10,711,224

On May 31, 2007, the aggregate cost of securities for federal income tax purposes was $159,617,542. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,786,790 and $288,973, respectively, with a net unrealized appreciation of $4,497,817.

4

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 95.1%
AIRPORT 1.1%
Charlotte, NC Arpt. RB, Ser. B, 6.00%, 07/01/2015, (Insd. by MBIA)	$2,755,000	$2,890,188
Raleigh Durham, NC Arpt. Auth, 5.00%, 05/01/2026	3,000,000	3,116,370

		6,006,558

CONTINUING CARE RETIREMENT COMMUNITY 9.8%
Iowa Fin. Auth. Sr. Living Facs. Deerfield Retirement Cmnty. RRB, Ser. A, 5.00%, 11/15/2021	1,000,000	996,920
Massachusetts Dev. Fin. Agcy. RRB, First Mtge. Orchard Cove, 5.25%, 10/01/2037	850,000	857,361
North Carolina Med. Care Commission Hlth. Care Facs. RB First Mtge.:
Arbor Acres, 4.375%, 01/01/2025	2,500,000	2,359,075
Glenaire Proj., 5.75%, 07/01/2019	1,750,000	1,750,700
Pines at Davidson Proj., Ser. A:
4.85%, 01/01/2026	1,500,000	1,503,495
5.00%, 01/01/2036	4,000,000	4,049,960
Presbyterian Homes:
5.40%, 10/01/2027	6,000,000	6,199,440
5.50%, 10/01/2031	2,000,000	2,075,220
Salemtowne:
5.00%, 10/01/2023	1,850,000	1,869,129
5.10%, 10/01/2030	2,710,000	2,708,347
North Carolina Med. Care Commission Retirement Facs. RB:
Cypress Glen Proj.:
Ser. B, 4.00%, 10/01/2026	2,750,000	2,758,745
Ser. C, 4.65%, 10/01/2034	2,000,000	1,991,160
First Mtge. Givens Estate, 5.00%, 07/01/2033	5,500,000	5,524,530
First Mtge. United Methodist Retirement Homes:
Ser. A, 5.50%, 10/01/2035	3,900,000	3,984,591
Ser. C, 5.50%, 10/01/2032	4,500,000	4,653,630
Givens Estates Proj., Ser. A:
4.75%, 07/01/2010	1,000,000	1,002,950
5.00%, 07/01/2011	500,000	502,450
5.25%, 07/01/2012	750,000	760,642
6.375%, 07/01/2023	3,000,000	3,397,860
North Carolina Med. Care Commission RRB, First Presbyterian, Ser. B, 5.00%, 10/01/2016	1,000,000	1,012,960
Washington Hsg. Fin. Commission RB, Skyline at First Hill Proj., Ser. A:
5.625%, 01/01/2027	3,500,000	3,605,385
5.625%, 01/01/2038	1,500,000	1,524,585

		55,089,135

ELECTRIC REVENUE 10.9%
North Carolina Eastern Muni. Power Agcy. Power Sys. RB:
Ser. A:
5.00%, 01/01/2021	5,000,000	5,397,850
5.25%, 01/01/2020	10,000,000	10,779,700
6.50%, 01/01/2018	3,750,000	4,365,488
7.50%, 01/01/2010, (Insd. by Radian Group, Inc. & FSA)	1,845,000	2,005,921
Ser. B:
6.00%, 01/01/2022	5,415,000	6,188,858
7.00%, 01/01/2008	1,000,000	1,017,600
Ser. C, 6.00%, 01/01/2018, (Insd. by AMBAC)	7,100,000	8,228,758
North Carolina Eastern Muni. Power Agcy. Power Sys. RRB, Ser. C, 7.00%, 01/01/2013, (Insd. by MBIA)	3,400,000	3,797,290
North Carolina Muni. Power Agcy. RB, Catawba Nuclear Power Proj.:
5.50%, 01/01/2013	13,125,000	13,981,012
Ser. B, 6.375%, 01/01/2013	5,000,000	5,310,850

		61,073,327

GENERAL OBLIGATION – LOCAL 3.2%
Wake Cnty., NC GO, 5.00%, 02/01/2016	16,790,000	18,133,704

1

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION – STATE 27.6%
North Carolina GO:
4.65%, 03/01/2017 ROL +	$11,430,000	$12,863,779
5.00%, 05/01/2016	15,000,000	15,855,750
Pub. Impt., Ser. A:
5.00%, 03/01/2020	54,000,000	57,232,440
5.25%, 03/01/2015	6,800,000	7,351,072
5.25%, 03/01/2023	15,000,000	16,318,200
Ser. A, 4.75%, 04/01/2014	11,035,000	11,347,401
Puerto Rico GO:
6.25%, 07/01/2009, (Insd. by MBIA)	2,535,000	2,660,761
Pub. Impt., Ser. A:
5.50%, 07/01/2016, (Insd. by MBIA)	13,005,000	14,478,076
5.50%, 07/01/2019, (Insd. by FSA)	14,315,000	16,194,560

		154,302,039

HOSPITAL 11.2%
Coffee Cnty., GA Hosp. Auth. RRB, Coffee Regl. Med. Ctr., Inc. Proj., 5.00%, 12/01/2019	3,000,000	3,054,060
Escambia Cnty., FL Hlth. Facs. Auth. RB, Ascension Hlth., Ser. C, 5.75%, 11/15/2032	5,000,000	5,381,200
Kerrville, TX Hlth. Facs. Dev. Corp. RB, Sid Peterson Mem. Hosp. Proj., 5.375%, 08/15/2035	2,500,000	2,586,000
Klamath Falls, OR Intercommunity Hosp. Auth. RB, Merle West Med. Ctr. Proj., 5.20%, 09/01/2009	150,000	151,956
Maricopa Cnty., AZ IDA RRB, Catholic Hlth. Care West, Ser. A, 5.00%, 07/01/2018	4,000,000	4,127,760
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Univ. of Maryland Med. Sys. Proj., 5.75%, 07/01/2021	5,000,000	5,266,750
North Carolina Med. Care Commission RB:
Gaston Mem. Hosp. Proj., 5.40%, 02/15/2011	2,000,000	2,038,300
Grace Hosp., Inc., 5.25%, 10/01/2013	3,825,000	3,857,015
Southeastern Regl. Med. Ctr., 5.50%, 06/01/2015	2,365,000	2,500,751
Stanley Mem. Hosp. Proj., 5.375%, 10/01/2014, (Insd. by AMBAC)	5,000,000	5,092,700
Transylvania Cmnty. Hosp., Inc.:
5.50%, 10/01/2012	1,130,000	1,134,814
5.75%, 10/01/2019	1,090,000	1,097,456
Reno, NV Hlth. Facs. RRB, Catholic Healthcare West, Ser. A, 5.25%, 07/01/2031	10,000,000	10,356,000
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj.:
6.00%, 11/15/2025	2,000,000	2,178,180
6.00%, 11/15/2030	1,500,000	1,638,015
6.00%, 11/15/2035	4,250,000	4,625,573
Tarrant Cnty., TX Cultural Hlth. Ed. Facs. Fin. Corp. RRB, Ser. A:
5.00%, 02/15/2019	2,480,000	2,592,170
5.00%, 02/15/2024	5,000,000	5,139,050

		62,817,750

HOUSING 2.2%
Burlington, NC Hsg. Auth. RB, Burlington Homes, Ser. A, 6.00%, 08/01/2009	445,000	450,095
North Carolina HFA RB:
Ser. 08-A:
5.95%, 01/01/2027	555,000	559,557
6.00%, 07/01/2011	400,000	409,076
6.10%, 07/01/2013	460,000	470,019
Ser. 09-A:
5.60%, 07/01/2016	2,690,000	2,755,098
5.875%, 07/01/2031	4,935,000	5,040,609
Ser. 14-A, 4.70%, 07/01/2013	1,420,000	1,443,458
North Carolina HFA SFHRB, Ser. JJ, 6.15%, 03/01/2011	1,255,000	1,275,770

		12,403,682

2

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE 6.6%
Columbus Cnty., NC Indl. Facs. PCRB, Intl. Paper Co. Proj., Ser. A, 5.85%, 12/01/2020	$3,000,000	$3,075,480
Dickinson Cnty., MI Econ. Dev. Corp. RRB, Intl. Paper Co. Proj., Ser. A, 5.75%, 06/01/2016	4,950,000	5,249,277
Gaston Cnty., NC Indl. Facs. & Pollution Ctl. Fin. Auth. RB, Natl. Gypsum Co. Proj., 5.75%, 08/01/2035	12,380,000	12,981,916
Georgetown Cnty., SC Env. Impt. RRB, Intl. Paper Co. Proj., Ser. A, 5.70%, 04/01/2014	2,500,000	2,695,350
Mission, TX Econ. Dev. Corp. Solid Waste Disposal RB, Allied Waste, Inc. Proj., Ser. A, 5.20%, 04/01/2018	2,000,000	2,008,240
Northampton Cnty., NC Indl. Facs. & PCRB, Intl. Paper Co. Proj., Ser. A, 6.20%, 02/01/2025, (LOC: JPMorgan Chase & Co.)	1,000,000	1,058,060
Riverside, MO IDRB, Riverside Horizons Proj., Ser. A, 5.00%, 05/01/2020	1,500,000	1,558,185
Wake Cnty., NC Indl. Facs. & PCRRB, Carolina Power & Light Co. Proj., 5.375%, 02/01/2017	8,130,000	8,558,288

		37,184,796

LEASE 9.0%
Charlotte, NC COP, Convention Facs. Proj., Ser. A:
5.50%, 08/01/2015 ‡	9,335,000	10,133,153
5.50%, 08/01/2017 ‡	10,390,000	11,242,811
5.50%, 08/01/2018 ‡	5,800,000	6,268,176
Coralville, IA COP, Ser. D, 5.25%, 06/01/2026	9,300,000	9,748,353
Coralville, IA Urban Renewal Tax Increment RRB, Ser. C, 5.00%, 06/01/2015	1,195,000	1,231,699
Durham, NC COP, New Durham Corp. Proj.:
Ser. A, 5.25%, 12/01/2010	1,160,000	1,192,004
Ser. B, 5.25%, 12/01/2011	1,485,000	1,549,063
Forsyth Cnty., NC COP, Pub. Facs. & Equipment Proj., 5.125%, 10/01/2017	2,000,000	2,116,900
North Carolina COP, Wildlife Resource Commission, Ser. A, 5.25%, 06/01/2018	4,375,000	4,617,856
Winston-Salem, NC COP, Ser. C, 5.25%, 06/01/2015	1,980,000	2,078,861

		50,178,876

MISCELLANEOUS REVENUE 0.9%
Virgin Islands Pub. Fin. Auth. RRB, Ser. A, 5.40%, 10/01/2012	5,000,000	5,133,200

PRE-REFUNDED 2.8%
Charlotte, NC COP, Pub. Safety Facs. Proj.:
Ser. B, 5.50%, 12/01/2020	3,695,000	3,928,930
Ser. D:
5.50%, 06/01/2020	1,090,000	1,151,171
5.50%, 06/01/2025	3,000,000	3,168,360
Greenville Cnty., SC Sch. Dist. Installment Purpose RB, Building Equity Sooner for Tomorrow,
6.00%, 12/01/2021	3,910,000	4,338,419
University of North Carolina Sys. Pool, RB:
5.75%, 10/01/2013, (Insd. by AMBAC)	990,000	1,057,944
5.75%, 10/01/2014, (Insd. by AMBAC)	1,045,000	1,116,718
5.75%, 10/01/2015, (Insd. by AMBAC)	880,000	940,394

		15,701,936

SALES TAX 2.0%
Puerto Rico Hwy. & Trans. Auth. RB, Ser. I, 5.00%, 07/01/2024, (Insd. by FGIC)	3,040,000	3,176,192
Wyandotte Cnty. & Kansas City, KS Unified Govt. Spl. Obl. RRB, Ser. B, 4.75%, 12/01/2016	8,000,000	8,171,200

		11,347,392

SPECIAL TAX 2.1%
Commonwealth of Puerto Rico Infrastructure Fin. Auth. RRB, Ser. C, 5.50%, 07/01/2027	10,000,000	11,529,300

TOBACCO REVENUE 1.0%
Golden State Tobacco Securitization Corp. of California Tobacco Settlement RB, Ser. A, 5.75%, 06/01/2047	5,000,000	5,290,300

3

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 3.4%
Commonwealth of Puerto Rico Hwy. & Trans. Auth. RB:
Ser. Y, 5.50%, 07/01/2036, (Insd. by MBIA)	$7,150,000	$8,000,278
Ser. AA, 5.50%, 07/01/2018, (Insd. by MBIA)	10,000,000	11,265,100

		19,265,378

WATER & SEWER 1.3%
Broad River, NC Water Auth. Water Sys. RB, 5.75%, 06/01/2018, (Insd. by MBIA)	1,410,000	1,499,042
Charlotte, NC Water & Sewer Sys. RB, 5.125%, 06/01/2013	2,000,000	2,092,340
Winston-Salem, NC Water & Sewer Sys. RB, 4.875%, 06/01/2014	3,350,000	3,422,259

		7,013,641

Total Municipal Obligations (cost $519,806,023)		532,471,014

	Shares	Value

SHORT-TERM INVESTMENTS 4.2%
MUTUAL FUND SHARES 4.2%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.73% q ø (cost $23,564,046)	23,564,046	23,564,046

Total Investments (cost $543,370,069) 99.3%		556,035,060
Other Assets and Liabilities 0.7%		4,004,991

Net Assets 100.0%		$560,040,051

+	Inverse floating rate security
‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
ROL	Residual Option Longs
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

4

EVERGREEN NORTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)

The following table shows the percent of total investments by geographic location as of May 31, 2007:

North Carolina	65.8%
Puerto Rico	12.1%
Texas	2.2%
Iowa	2.2%
Nevada	1.9%
Minnesota	1.5%
Kansas	1.5%
South Carolina	1.3%
Florida	1.0%
California	1.0%
Maryland	0.9%
Michigan	0.9%
Virgin Islands	0.9%
Washington	0.9%
Arizona	0.7%
Georgia	0.5%
Missouri	0.3%
Massachusetts	0.2%
Non-state specific	4.2%

100.0%

At May 31, 2007, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes Outstanding	Interest Rate	Collateral for Floating-Rate Notes Outstanding

$12,765,000	0.83%	$27,644,140

On May 31, 2007, the aggregate cost of securities for federal income tax purposes was $543,370,069. The gross unrealized appreciation and depreciation on securities based on tax cost was $14,443,540 and $1,778,549, respectively, with a net unrealized appreciation of $12,664,991.

5

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.9%
AIRPORT 2.1%
Horry Cnty., SC Arpt. RB, Ser. A, 5.60%, 07/01/2017	$300,000	$306,297
Metropolitan Washington, DC Arpt. Auth. RB, Ser. A:
5.00%, 10/01/2035	2,000,000	2,072,320
5.75%, 10/01/2017	4,000,000	4,303,120

		6,681,737

COMMUNITY DEVELOPMENT DISTRICT 2.5%
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA, 6.625%, 07/01/2025	750,000	766,148
Henderson, NV Pub. Impt. Dist. RB, 5.25%, 09/01/2026	1,500,000	1,522,770
Lancaster Cnty., SC RB, Sun City Carolina Lakes Impt., 5.45%, 12/01/2037	1,700,000	1,718,428
Myrtle Beach, SC TRAN, Myrtle Beach Air Force Base Redev. Proj., Ser. A:
5.25%, 11/01/2026	1,500,000	1,526,475
5.30%, 11/01/2035	2,500,000	2,547,750

		8,081,571

CONTINUING CARE RETIREMENT COMMUNITY 2.6%
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien, Ser. A, 6.90%, 07/01/2019	870,000	909,854
Henrico Cnty., VA EDA Residential Care Facs. RRB, Westminster Canterbury, 5.00%, 10/01/2035	3,000,000	3,012,450
Lebanon Cnty., PA Hlth. Facs. Auth. RB, Pleasant View Retirement, Ser. A, 5.00%, 12/15/2014	1,130,000	1,139,153
Peninsula Port Auth. of Virginia Residential Care Facs. RRB, Virginia Baptist Homes, Ser. C, 5.40%, 12/01/2033	1,600,000	1,650,368
Suffolk, VA IDA Retirement Facs. RRB, Lake Prince Ctr.:
4.70%, 09/01/2012	700,000	700,756
5.15%, 09/01/2024	725,000	735,868

		8,148,449

EDUCATION 27.3%
Charleston, SC Edl. Excellence Fin. Corp. RB, Charleston Cnty. Sch. Dist. Proj.:
5.00%, 12/01/2026	10,580,000	10,985,320
5.25%, 12/01/2025 ‡	10,000,000	10,874,200
Clemson Univ., South Carolina RB, 6.00%, 05/01/2012, (Insd. by AMBAC)	540,000	567,146
Dorchester Cnty., SC Sch. Dist. No. 2 Installment Purchase RB, 5.00%, 12/01/2030	8,530,000	8,850,046
Dorchester Cnty., SC Sch. Dist. No. 2 Installment Purchase RRB, Growth Remedy Opportunity Tax Hike, 5.25%, 12/01/2029	2,000,000	2,099,780
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for Tomorrow, 5.25%, 12/01/2021	1,000,000	1,053,380
Kershaw Cnty., SC Pub. Sch. Dist. Installment Purchase Proj. RB:
5.00%, 12/01/2024, (Insd. by CIFG IXIS Finl. Guaranty)	7,415,000	7,769,140
5.00%, 12/01/2026, (Insd. by CIFG IXIS Finl. Guaranty)	3,420,000	3,572,532
Lancaster, SC Edl. Assistance Program RB, Sch. Dist. Proj., 5.00%, 12/01/2026	8,000,000	8,201,040
Laurens Cnty., SC Sch. Dist. No. 55 Installment Purchase RB:
5.25%, 12/01/2024	3,000,000	3,150,990
5.25%, 12/01/2030	3,500,000	3,673,635
Lexington Cnty., SC One Sch. Facs. Corp. Installment Purchase RB, Lexington Cnty. Sch. Dist. No. 1:
5.00%, 12/01/2027	3,320,000	3,444,566
5.25%, 12/01/2024	2,110,000	2,214,677
5.25%, 12/01/2026	2,340,000	2,456,087
Newberry Cnty., SC RB, Sch. Dist. Proj., 5.25%, 12/01/2017	1,000,000	1,055,450
Newberry, SC Investing in Children’s Ed. Installment Purchase RB, Newberry Cnty. Sch. Dist. Proj.:
5.00%, 12/01/2030	2,000,000	2,050,100
5.25%, 12/01/2024	1,855,000	1,945,691
Richland Cnty., SC Edl. Facs. RB, Benedict College Proj., 6.25%, 07/01/2014	1,190,000	1,261,424
Spartanburg Cnty., SC Sch. Dist. No. 1 GO:
5.00%, 03/01/2027, (Insd. by FSA & South Carolina State Dept. of Ed.)	5,270,000	5,552,894
5.00%, 03/01/2030, (Insd. by FSA & South Carolina State Dept. of Ed.)	3,000,000	3,156,330
University of South Carolina Athletic Facs. RB:
5.50%, 05/01/2018, (Insd. by AMBAC)	1,300,000	1,387,399
5.50%, 05/01/2020, (Insd. by AMBAC)	1,425,000	1,520,803

		86,842,630

1

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
ELECTRIC REVENUE 5.8%
Puerto Rico Elec. Power Auth. RB, Ser. TT, 5.00%, 07/01/2022	$2,000,000	$2,093,480
South Carolina Pub. Svcs. Auth. RB, Ser. A:
5.75%, 01/01/2014, (Insd. by MBIA)	2,500,000	2,638,950
5.75%, 01/01/2015, (Insd. by MBIA)	2,000,000	2,111,160
South Carolina Pub. Svcs. Auth. RRB, Ser. A:
5.00%, 01/01/2014, (Insd. by MBIA)	1,000,000	1,016,840
5.50%, 01/01/2014, (Insd. by FSA)	4,095,000	4,424,074
5.50%, 01/01/2018, (Insd. by FSA)	1,615,000	1,738,580
5.50%, 01/01/2019, (Insd. by FSA)	4,185,000	4,505,236

		18,528,320

GENERAL OBLIGATION – LOCAL 9.3%
Anderson Cnty., SC Sch. Dist. No. 2 GO, Ser. B:
6.00%, 03/01/2014	1,200,000	1,277,760
6.00%, 03/01/2016	1,325,000	1,410,860
Beaufort Cnty., SC GO:
5.00%, 02/01/2013, (Insd. by FGIC)	1,300,000	1,336,686
5.00%, 02/01/2014, (Insd. by FGIC)	1,000,000	1,028,220
5.25%, 02/01/2017, (Insd. by FGIC)	1,160,000	1,197,364
Beaufort Cnty., SC Sch. Dist. GO, Ser. A, 5.00%, 03/01/2015	1,600,000	1,663,024
Berkeley Cnty., SC Sch. Dist. GO:
5.50%, 01/15/2014, (Insd. by FSA & South Carolina State Dept. of Ed.)	1,570,000	1,686,290
5.50%, 01/15/2016, (Insd. by FSA & South Carolina State Dept. of Ed.)	1,100,000	1,181,477
5.50%, 01/15/2018, (Insd. by FSA & South Carolina State Dept. of Ed.)	9,715,000	10,434,590
Greenville Cnty., SC GO, Library Proj.:
5.35%, 04/01/2019	980,000	1,028,118
5.50%, 04/01/2025	2,700,000	2,843,343
Laurens Cnty., SC Sch. Dist. No. 55 GO, 5.50%, 03/01/2016	530,000	557,321
Orangeburg Cnty., SC Sch. Dist. No. 5 GO, 5.25%, 03/01/2017, (Insd. by South Carolina State Dept. of Ed.)	1,665,000	1,725,606
Spartanburg Cnty., SC GO:
5.375%, 04/01/2019	1,000,000	1,049,760
5.375%, 04/01/2020	1,005,000	1,055,009

		29,475,428

GENERAL OBLIGATION – STATE 0.3%
Puerto Rico GO, 5.65%, 07/01/2015, (Insd. by MBIA)	1,000,000	1,102,320

HOSPITAL 14.1%
Denver, CO Hlth. & Hosp. Auth. RRB, Ser. A, 5.00%, 12/01/2018	3,000,000	3,075,270
Greenwood Cnty., SC Hosp. Facs. RB, Self Mem. Hosp., 5.50%, 10/01/2021	2,260,000	2,354,242
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RB, 5.50%, 05/01/2032	4,250,000	4,469,088
Lexington Cnty., SC Hlth. Svcs. Dist., Inc. Hosp. RRB:
5.50%, 05/01/2024	2,085,000	2,191,231
6.00%, 11/01/2018	6,650,000	7,200,287
Loris, SC Cmnty. Hosp. RRB:
Ser. A, 5.50%, 01/01/2016	1,000,000	1,020,110
Ser. B, 5.625%, 01/01/2020	1,000,000	1,026,820
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
5.25%, 08/15/2021, (Insd. by FHA & MBIA)	2,000,000	2,122,880
5.25%, 02/15/2024, (Insd. by FHA & MBIA)	2,915,000	3,082,991
5.25%, 08/15/2024, (Insd. by FHA & MBIA)	5,915,000	6,255,881
Newberry Cnty., SC Spl. Source RRB, Newberry Cnty. Mem. Hosp., 5.25%, 12/01/2029	1,265,000	1,336,890
North Carolina Med. Care Cmnty. Hlth. Care Facs. RRB, Ser. B, 5.00%, 10/01/2015	620,000	630,397
South Carolina Jobs EDA Hosp. Facs. RB:
Anderson Area Med. Ctr.:
5.50%, 02/01/2011, (Insd. by FSA)	265,000	274,596
5.625%, 02/01/2010, (Insd. by FSA)	1,050,000	1,090,121
Georgetown Mem. Hosp., 6.00%, 11/01/2014	1,600,000	1,686,352

2

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Spartanburg Cnty., SC Hlth. Svcs. Dist. RRB:
5.00%, 04/15/2011, (Insd. by AMBAC)	$2,595,000	$2,597,076
5.50%, 04/15/2015, (Insd. by AMBAC)	3,000,000	3,003,270
5.50%, 04/15/2015, (Insd. by FSA)	1,035,000	1,100,888
5.50%, 04/15/2017, (Insd. by FSA)	500,000	530,695

		45,049,085

HOUSING 1.2%
North Charleston, SC Hsg. Auth. MHRB, Horizon Vlg., Ser. A, 5.00%, 02/20/2038	1,535,000	1,522,966
Rock Hill, SC Hsg. Dev. Corp. MHRRB, 7.50%, 07/01/2010	50,000	50,000
South Carolina Hsg. Fin. & Dev. Auth. MHRRB:
Ser. A:
5.95%, 07/01/2029, (Insd. by FHA)	250,000	254,340
6.35%, 07/01/2025, (Insd. by FHA)	200,000	201,234
6.55%, 07/01/2015	15,000	15,015
Ser. B-1, 5.75%, 07/01/2015, (Insd. by FSA)	795,000	805,526
South Carolina Hsg. Fin. & Dev. Auth. SFHRRB, 5.50%, 07/01/2025	1,000,000	1,095,690

		3,944,771

INDUSTRIAL DEVELOPMENT REVENUE 2.9%
Berkeley Cnty., SC PCRRB, South Carolina Generating Co. Proj., 4.875%, 10/01/2014	2,000,000	2,062,040
Darlington Cnty., SC IDRB, Sonoco Products Co. Proj., 6.00%, 04/01/2026	750,000	758,280
Georgetown Cnty., SC Env. RB, Intl. Paper Co. Proj., Ser. A, 5.00%, 08/01/2030	2,100,000	2,112,411
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., Ser. A, FRN, 4.35%, 03/01/2031	4,000,000	4,014,160
Richland Cnty., SC Env. RRB, Intl. Paper Co. Proj., Ser. A, 6.10%, 04/01/2023	325,000	350,883

		9,297,774

PRE-REFUNDED 12.4%
Calhoun Cnty., SC Solid Waste Disposal Facs. RB, Eastman Kodak Co. Proj., 6.75%, 05/01/2017	400,000	476,996
Greenville Cnty., SC Sch. Dist. Installment Purchase RB, Building Equity Sooner for Tomorrow:
5.875%, 12/01/2016	9,000,000	9,930,960
5.875%, 12/01/2017	2,000,000	2,206,880
5.875%, 12/01/2018	1,000,000	1,103,440
6.00%, 12/01/2020	5,000,000	5,547,850
6.00%, 12/01/2021	1,000,000	1,109,571
Lexington, SC Water & Sewer RB, 5.50%, 04/01/2029, (Insd. by MBIA)	2,000,000	2,076,240
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A:
6.25%, 08/15/2022	6,500,000	7,216,105
6.375%, 08/15/2027	1,500,000	1,674,015
Piedmont, SC Muni. Power Agcy. RRB:
5.50%, 01/01/2013, (Insd. by MBIA)	695,000	749,564
6.25%, 01/01/2009, (Insd. by MBIA)	1,150,000	1,193,573
6.75%, 01/01/2019, (Insd. by FGIC)	500,000	615,549
Ser. A, 6.50%, 01/01/2014, (Insd. by FGIC)	290,000	332,671
Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2019, (Insd. by MBIA)	3,000,000	3,185,970
Western Carolina Regl. Sewer Auth., South Carolina RRB, 5.50%, 03/01/2010, (Insd. by FGIC)	1,975,000	2,034,684

		39,454,068

PUBLIC FACILITIES 1.2%
Charleston Cnty., SC COP, Charleston Pub. Facs. Corp., 6.00%, 12/01/2009, (Insd. by MBIA)	3,495,000	3,674,433

RESOURCE RECOVERY 1.4%
Charleston Cnty., SC Resource Recovery RRB, Foster Wheeler Charleston:
5.15%, 01/01/2009, (Insd. by AMBAC)	3,000,000	3,056,940
5.25%, 01/01/2010, (Insd. by AMBAC)	1,500,000	1,546,650

		4,603,590

3

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 1.3%
Greenville, SC Tax Increment RB, 5.50%, 04/01/2018, (Insd. by MBIA)	$1,000,000	$1,075,680
Horry Cnty., SC Hospitality Fee Spl. Obl. RB:
6.00%, 04/01/2014	500,000	529,180
6.00%, 04/01/2015	1,000,000	1,057,950
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A, 5.50%, 10/01/2018	1,500,000	1,538,340

		4,201,150

STUDENT LOAN 0.1%
South Carolina Edl. Assistance Auth. RRB, Gtd. Student Loans Sub. Lien, Ser. C, 5.875%, 09/01/2007	250,000	250,245

TRANSPORTATION 7.5%
Columbia, SC Parking Facs. RRB:
5.875%, 12/01/2013, (Insd. by AMBAC)	2,000,000	2,003,260
Ser. A, 5.00%, 02/01/2024, (Insd. by CDC IXIS Finl. Guaranty)	6,060,000	6,302,097
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj., 5.75%, 10/01/2024, (Insd. by ACA)	2,000,000	2,180,700
Puerto Rico Hwy. & Trans. Auth. RRB, Ser. BB, 5.25%, 07/01/2022, (Insd. by FSA)	3,000,000	3,342,090
South Carolina Trans. Infrastructure Bank RB, Ser. A, 5.25%, 10/01/2020, (Insd. by AMBAC)	9,000,000	10,005,480

		23,833,627

UTILITY 0.4%
Greer, SC Combined Util. Sys. RB, 4.75%, 09/01/2011, (Insd. by AMBAC)	1,125,000	1,145,835

WATER & SEWER 6.5%
Anderson Cnty., SC Joint Muni. Water Sys. RB:
5.50%, 07/15/2015, (Insd. by FSA)	1,610,000	1,726,548
5.50%, 07/15/2016, (Insd. by FSA)	1,695,000	1,819,328
Florence, SC Water & Sewer RB, 7.50%, 03/01/2014, (Insd. by AMBAC)	695,000	765,987
Grand Strand, SC Water & Sewer Auth. RRB:
5.375%, 06/01/2018, (Insd. by FSA)	4,335,000	4,600,692
6.375%, 06/01/2012, (Insd. by MBIA)	4,555,000	4,837,683
Greenville, SC Sewer Sys. RB, 5.50%, 04/01/2019, (Insd. by MBIA)	1,080,000	1,151,475
Lexington, SC Water & Sewer RRB, Ser. A, 5.75%, 04/01/2020, (Insd. by MBIA)	500,000	528,760
North Charleston, SC Sewer Dist. RRB, Ser. A, 6.375%, 07/01/2012, (Insd. by MBIA)	3,750,000	4,022,475
Virgin Islands Water & Power Auth. Elec. Sys. RRB, 5.25%, 07/01/2009	1,250,000	1,265,913

		20,718,861

Total Municipal Obligations (cost $306,051,644)		315,033,894

	Shares	Value

SHORT-TERM INVESTMENTS 0.5%
MUTUAL FUND SHARES 0.5%
Evergreen Institutional Municipal Money Market Fund, Class I, 3.73% q ø (cost $1,655,723)	1,655,723	1,655,723

Total Investments (cost $307,707,367) 99.4%		316,689,617
Other Assets and Liabilities 0.6%		1,993,875

Net Assets 100.0%		$318,683,492

‡	Underlying security in inverse floater structure. This security has been segregated as collateral for floating-rate notes issued.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

4

EVERGREEN SOUTH CAROLINA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)

Summary of Abbreviations

ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MHRRB	Multifamily Housing Refunding Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue bond
TRAN	Tax Revenue Anticipation Note

The following table shows the percent of total investments by geographic location as of May 31, 2007:

South Carolina	87.1%
Virginia	3.2%
Puerto Rico	3.0%
District of Columbia	2.0%
Colorado	1.0%
Virgin Islands	0.9%
Florida	0.7%
Nevada	0.5%
Pennsylvania	0.4%
Georgia	0.3%
Maryland	0.2%
North Carolina	0.2%
Non-state specific	0.5%

100.0%

At May 31, 2007, the Fund had the following Floating-Rate Notes outstanding:

Floating-Rate Notes Amount	Interest Rate	Collateral for Floating-Rate Notes Outstanding

$2,500,000	1.29%	$10,874,200

On May 31, 2007, the aggregate cost of securities for federal income tax purposes was $307,902,812. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,036,025 and $249,220, respectively, with a net unrealized appreciation of $8,786,805.

5

EVERGREEN VIRGINIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS 98.4%
AIRPORT 7.7%
Capital Region Virgina Arpt. Auth. RRB, Ser. A, 5.00%, 07/01/2024	$2,665,000	$2,785,591
Metropolitan Washington, DC Arpt. Auth. RB, Ser. A:
5.00%, 10/01/2035 ##	5,000,000	5,180,800
5.75%, 10/01/2017	1,860,000	2,000,951
5.75%, 10/01/2018	6,680,000	7,186,210

		17,153,552

COMMUNITY DEVELOPMENT DISTRICT 3.8%
Dulles, VA CDA Spl. Assmt. RB, Dulles Town Ctr. Proj., 6.25%, 04/01/2026	6,190,000	6,385,418
Frederick Cnty., MD Spl. Obl. RB, Urbana CDA:
6.25%, 07/01/2010	624,000	637,210
6.625%, 07/01/2025	500,000	510,765
Henderson, NV Pub. Impt. Dist. RB, 5.25%, 09/01/2026	1,000,000	1,015,180

		8,548,573

CONTINUING CARE RETIREMENT COMMUNITY 13.8%
Albemarle Cnty., VA IDA Residential Care Facs. RRB, Westminster Canterbury, 5.00%, 01/01/2024	1,000,000	1,001,470
Fairfax Cnty., VA EDA Residential Care Facs. RB, Goodwin House, Inc.:
5.00%, 10/01/2022	1,000,000	1,020,980
5.125%, 10/01/2037	3,000,000	3,046,710
Fulton Cnty., GA Residential Care Facs. RB, RHA Assisted Living, Sr. Lien, Ser. A, 6.90%, 07/01/2019	875,000	915,084
Henrico Cnty., VA EDA Residential Care Facs. RB, Virginia Baptist Homes, Ser. A, 4.50%, 07/01/2010	1,000,000	1,000,160
Henrico Cnty., VA EDA Residential Care Facs. RRB, Westminster Canterbury:
5.00%, 10/01/2027	1,450,000	1,462,818
5.00%, 10/01/2035	5,250,000	5,271,787
Loudoun Cnty., VA IDA Residential Care Facs. RRB, Falcons Landing Proj., Ser. B, 5.00%, 08/01/2028	5,000,000	5,043,250
Lynchburg, VA IDA Residential Care Facs. RRB, Westminster Canterbury, 5.00%, 07/01/2031	1,250,000	1,255,850
Maryland Hlth. & Higher Edl. Facs. Auth. RB:
Edenwald, Ser. A, 5.40%, 01/01/2031	1,000,000	1,035,520
King Farm Presbyterian Cmnty. Proj., Ser. B, 5.00%, 01/01/2017	1,000,000	1,003,410
Peninsula Port Auth. of Virginia Residential Care Facs. RRB, Virginia Baptist Homes, Ser. C, 5.40%, 12/01/2033	1,400,000	1,444,072
Prince William Cnty., VA IDA Residential Care Facs. RRB, First Mtge. Westminster Lake:
4.75%, 01/01/2016	500,000	501,380
5.125%, 01/01/2026	3,500,000	3,559,500
Suffolk, VA IDA Retirement Facs. RRB, First Mtge. Lake Prince Ctr.:
4.75%, 09/01/2013	500,000	501,385
5.15%, 09/01/2024	725,000	735,868
5.30%, 09/01/2031	2,000,000	2,042,060

		30,841,304

EDUCATION 13.4%
Lexington Cnty., SC Sch. Facs. RB, Sch. Dist. No. 1, 5.25%, 12/01/2027	1,470,000	1,543,985
Richmond, VA IDA Student Hsg. RB, Univ. Real Estate Foundation, 5.45%, 01/01/2021	1,750,000	1,844,482
Virginia College Bldg. Auth. Edl. Facs. RB:
21st Century College Program, Ser. A, 5.25%, 02/01/2017	3,920,000	4,147,007
Pub. Higher Ed. Fin. Program, Ser. A:
5.00%, 09/01/2023	3,000,000	3,165,690
5.00%, 09/01/2024	5,000,000	5,269,000
Washington & Lee Univ. Proj.:
5.25%, 01/01/2026, (Insd. by MBIA)	3,115,000	3,484,408
5.25%, 01/01/2031, (Insd. by MBIA)	5,100,000	5,777,025

1

EVERGREEN VIRGINIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION continued
Virginia Pub. Sch. Auth. RB, Sch. Fin. Auth., Ser. A:
5.00%, 08/01/2013	$1,250,000	$1,314,463
5.25%, 08/01/2017 #	3,000,000	3,304,770

		29,850,830

ELECTRIC REVENUE 2.3%
Puerto Rico Elec. Power Auth. RB, Ser. TT, 5.00%, 07/01/2023	5,000,000	5,225,450

GENERAL OBLIGATION – LOCAL 3.9%
Lunenburg Cnty., VA GO, Ser. B, 5.50%, 02/01/2019, (Insd. by MBIA)	750,000	815,670
Portsmouth, VA Pub. Impt. Refunding GO:
Ser. A, 5.50%, 06/01/2018, (Insd. by FGIC)	415,000	421,640
Ser. B, 5.00%, 04/01/2022, (Insd. by MBIA)	1,000,000	1,056,960
Richmond, VA GO:
5.50%, 01/15/2014, (Insd. by FSA)	2,000,000	2,128,600
5.50%, 01/15/2017, (Insd. by FSA)	500,000	531,630
Stafford Cnty., VA Refunding GO, 5.50%, 01/01/2017	1,100,000	1,168,431
Staunton, VA GO, 6.25%, 02/01/2034, (Insd. by AMBAC)	2,330,000	2,653,334

		8,776,265

GENERAL OBLIGATION – STATE 0.6%
Commonwealth of Puerto Rico Pub. Impt. GO, Ser. A, 6.25%, 07/01/2013, (Insd. by MBIA)	1,200,000	1,352,052

HOSPITAL 7.8%
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys., 5.50%, 07/01/2011	1,410,000	1,488,354
Delaware Hlth. Facs. Auth. RB, Beebe Med. Ctr. Proj., Ser. A, 5.00%, 06/01/2030	1,000,000	1,009,190
Henrico Cnty., VA IDA RRB, Bon Secours Hlth. Sys. Proj., 5.60%, 08/15/2010, (Insd. by MBIA)	2,000,000	2,039,060
Maryland Hlth. & Higher Edl. Facs. Auth. RB, Union Hosp. Cecil Cnty. Proj., 5.00%, 07/01/2040	2,400,000	2,431,752
Roanoke, VA IDA Hosp. RB, Carilion Hlth. Sys., Ser. A:
5.50%, 07/01/2017	3,445,000	3,652,802
5.50%, 07/01/2018	3,670,000	3,888,805
St. Paul, MN Hsg. & Redev. Auth. Hosp. RB, HealthEast Hosp. Proj., 6.00%, 11/15/2030	1,500,000	1,638,015
Virginia Beach, VA IDA RRB, Sentara Hlth. Sys., 5.25%, 11/01/2015	1,250,000	1,281,350

		17,429,328

HOUSING 3.4%
Arlington Cnty., VA IDA MHRB, Patrick Henry Apts. Proj., 6.05%, 11/01/2032, (Insd. by FNMA)	1,865,000	1,947,675
Fairfax Cnty., VA Redev. & Hsg. Auth. RB, Hsg. for the Elderly, 6.00%, 09/01/2016, (Insd. by FHA)	500,000	509,265
Harrisonburg, VA Redev. & Hsg. Auth. MHRB, Greens of Salem Run Proj., 6.20%, 04/01/2017, (LOC: PNC Finl. Svcs. Group, Inc. & Insd. by FSA)	500,000	510,345
Prince William Cnty., VA IDA RB, Melrose Apts. Proj.:
Ser. A, 5.25%, 07/01/2018	1,000,000	1,016,260
Ser. C, 7.00%, 07/01/2029	1,530,000	1,582,051
Virginia HDA MHRB:
Ser. H, 5.55%, 05/01/2015	1,000,000	1,022,310
Ser. I, 5.45%, 05/01/2018	500,000	513,010
Ser. O, 6.05%, 11/01/2017	500,000	509,245

		7,610,161

INDUSTRIAL DEVELOPMENT REVENUE 7.7%
Gulf Coast of Texas IDRB, Cinergy Solutions Proj., FRN, 4.32%, 05/01/2039, (Gtd. by Cinergy Corp.)	3,000,000	3,000,000
Louisa, VA IDA Solid Waste & Sewer Disposal RB, Virginia Elec. & Power Co. Proj., FRN, Ser. A:
4.25%, 09/01/2030	5,000,000	5,005,050
4.35%, 03/01/2031	4,000,000	4,014,160
Peninsula Port Auth. of Virginia RRB, CSX Trans. Proj., 6.00%, 12/15/2012	2,000,000	2,160,840
Virgin Islands Pub. Fin. Auth. Refinery Facs. RB, Hovensa Refinery Proj., 4.70%, 07/01/2022	2,000,000	1,992,020
York Cnty., VA IDA PCRB, Virginia Elec. & Power Co., 5.50%, 07/01/2009	1,000,000	1,011,130

		17,183,200

2

EVERGREEN VIRGINIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 8.8%
Fairfax Cnty., VA Redev. & Hsg. Auth. Lease RB, James Lee Cmnty. Ctr., 5.25%, 06/01/2019	$1,000,000	$1,044,660
Montgomery Cnty., VA IDA Lease RB:
5.50%, 01/15/2018, (Insd. by AMBAC)	1,000,000	1,071,880
5.50%, 01/15/2020, (Insd. by AMBAC)	1,120,000	1,200,506
Ser. B, 6.00%, 01/15/2017, (Insd. by AMBAC)	2,190,000	2,363,645
Montgomery Cnty., VA IDA Lease RRB:
Ser. A, 5.00%, 03/01/2019, (Insd. by AMBAC)	1,145,000	1,207,162
Ser. B, 5.00%, 03/01/2021, (Insd. by AMBAC)	1,490,000	1,564,038
New Kent Cnty., VA EDA Lease RB, Sch. & Govt. Proj., 5.00%, 02/01/2024	5,680,000	6,000,636
Orange Cnty., VA IDA RB, Pub. Facs. Orange Cnty. Proj., 5.375%, 02/01/2017, (Insd. by AMBAC)	1,055,000	1,121,613
Prince William Cnty., VA IDA RRB, American Type Culture Collection Proj.:
5.25%, 02/01/2018	1,175,000	1,287,436
6.00%, 02/01/2014	50,000	50,008
Virginia Biotechnology Research Park RB:
Biotech Five Proj., Ser. A, 5.25%, 10/01/2014	1,540,000	1,543,065
Consolidated Laboratories Proj., 5.125%, 09/01/2016	1,235,000	1,290,204

		19,744,853

PRE-REFUNDED 6.8%
Arlington Cnty., VA IDA Facs. RB, Virginia Hosp. Ctr. Arlington Hlth. Sys.:
5.25%, 07/01/2021	2,655,000	2,809,627
5.50%, 07/01/2015	680,000	725,954
5.50%, 07/01/2017	1,425,000	1,521,302
5.50%, 07/01/2018	1,000,000	1,067,580
Arlington Cnty., VA IDA MHRB, Woodbury Park Apts., Ser. B, 6.50%, 07/01/2024	1,600,000	1,671,888
Bristol, VA Util. Sys. GO, 5.50%, 11/01/2018, (Insd. by FSA)	1,095,000	1,228,930
Bristol, VA Util. Sys. RRB, 5.75%, 07/15/2016, (Insd. by FSA)	1,000,000	1,135,060
Commonwealth of Puerto Rico Pub. Fin. Corp. RB, Ser. A, 5.50%, 08/01/2020, (Insd. by MBIA)	500,000	530,995
Medical Univ. of South Carolina Hosp. Auth. RRB, Hosp. Facs., Ser. A, 6.375%, 08/15/2027	1,500,000	1,674,015
Virginia Resource Auth. Infrastructure RB, Loan Bond Program, Ser. A:
5.00%, 05/01/2016, (Insd. by MBIA)	1,290,000	1,341,032
5.50%, 05/01/2016, (Insd. by MBIA)	1,280,000	1,366,932

		15,073,315

PUBLIC FACILITIES 0.5%
King & Queen Cnty., VA IDA RB, King & Queen Courts Complex, Ser. A, 5.625%, 07/15/2017	1,000,000	1,021,700

RESOURCE RECOVERY 1.7%
Arlington Cnty., VA IDA RB, Ogden Martin Sys. of Alexandria & Arlington Proj., 5.375%, 01/01/2013, (Insd. by FSA)	3,810,000	3,889,553

SPECIAL TAX 4.3%
New Kent Cnty., VA CDA Spl. Assmt. RB, New Kent Farm Proj.:
Ser. A, 5.125%, 03/01/2036	2,785,000	2,802,100
Ser. B, 5.45%, 03/01/2036	2,670,000	2,681,294
Virgin Islands Pub. Fin. Auth. RRB, Sr. Lien, Ser. A:
5.50%, 10/01/2013	1,000,000	1,027,920
5.50%, 10/01/2018	2,000,000	2,051,120
5.50%, 10/01/2022	1,000,000	1,025,560

		9,587,994

TOBACCO REVENUE 2.2%
Tobacco Settlement Funding Corp. RB, Ser. B1, 5.00%, 06/01/2047	5,000,000	4,888,350

3

EVERGREEN VIRGINIA MUNICIPAL BOND FUND SCHEDULE OF INVESTMENTS continued

May 31, 2007 (unaudited)
	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
TRANSPORTATION 3.1%
Commonwealth of Virginia Port Auth. RB, 5.50%, 07/01/2018	$3,000,000	$3,193,920
Jacksonville, FL Econ. Dev. Commission IDRB, Metro. Parking Solutions Proj., 5.75%, 10/01/2024, (Insd. by ACA)	1,000,000	1,090,350
Virginia Beach, VA Dev. Auth. RB, Town Ctr. Proj., Ser. A, 5.375%, 08/01/2020	2,485,000	2,636,983

		6,921,253

WATER & SEWER 6.6%
Buena Vista, VA IDA Water & Sewer Facs. RB, Route 60 Proj., 6.25%, 07/15/2011	355,000	355,316
Chesterfield Cnty., VA Water & Sewer RRB, 6.375%, 11/01/2007	130,000	130,276
Newport News, VA GO Impt. & Water, Ser. A, 5.00%, 02/01/2024	1,000,000	1,056,070
Upper Occoquan Sewer Auth. Virginia Regl. RRB, 5.00%, 07/01/2025	12,500,000	13,144,000

		14,685,662

Total Investments (cost $215,353,785) 98.4%		219,783,395
Other Assets and Liabilities 1.6%		3,601,462

Net Assets 100.0%		$223,384,857

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security

Summary of Abbreviations

ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
FSA	Financial Security Assurance, Inc.
GO	General Obligation
HDA	Housing Development Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond

The following table shows the percent of total investments by geographic location as of May 31, 2007:

Virginia	79.5%
District of Columbia	6.5%
Puerto Rico	3.2%
Virgin Islands	2.8%
Maryland	2.5%
South Carolina	1.5%
Texas	1.4%
Minnesota	0.7%
Florida	0.5%
Nevada	0.5%
Delaware	0.5%
Georgia	0.4%

100.0%

On May 31, 2007, the aggregate cost of securities for federal income purposes was $215,386,695. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,772,353 and $375,653, respectively, with a net unrealized appreciation of $4,396,700.

4

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Municipal Trust
By:
Dennis H. Ferro, Principal Executive Officer

Date: July 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: July 30, 2007

By:
Kasey Phillips Principal Financial Officer

Date: July 30, 2007

200 Berkeley Street Boston, MA 02116-5034

CERTIFICATIONS

I, Kasey Phillips, certify that:

1.	I have reviewed this report on Form N-Q of Evergreen Municipal Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule(s) of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: __ July 30, 2007
Kasey Phillips Principal Financial Officer Evergreen Municipal Trust

200 Berkeley Street Boston, MA 02116-5034

CERTIFICATIONS

I, Dennis H. Ferro, certify that:

1.	I have reviewed this report on Form N-Q of Evergreen Municipal Trust;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedule of investments included in this report, fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which this report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: __ July 30, 2007
Dennis H. Ferro Principal Executive Officer Evergreen Municipal Trust